Related-party Transactions - Number of Shares of Common Stock Purchased (FY) (Details) - USD ($)			9 Months Ended	12 Months Ended
	Nov. 15, 2023	Nov. 13, 2023	Dec. 31, 2022	Dec. 31, 2023
November 2023 Private Placement
Related Party Transaction [Line Items]
Shares issued (in shares)	619.627	149,330.115
Total aggregate purchase price	$ 250,000
Timothy A. Springer, Ph.D. | Related Party | November 2023 Private Placement
Related Party Transaction [Line Items]
Shares issued (in shares)		99,140.326		24,785.081
Total aggregate purchase price		$ 40,000,000		$ 10,000,000
TAS Partners LLC (affiliate of Timothy A. Springer, Ph.D.) | Related Party | November 2023 Private Placement
Related Party Transaction [Line Items]
Shares issued (in shares)				24,785.081
Total aggregate purchase price				$ 10,000,000
TAS Partners LLC (affiliate of Timothy A. Springer, Ph.D.) | Related Party | 2022 Offering
Related Party Transaction [Line Items]
Total aggregate purchase price			$ 9,421,056
TAS Partners LLC (affiliate of Timothy A. Springer, Ph.D.) | Common stock | Related Party | 2022 Offering
Related Party Transaction [Line Items]
Shares issued (in shares)			6,681,600
TAS Partners LLC (affiliate of Timothy A. Springer, Ph.D.) | Warrants to purchase common stock | Related Party | 2022 Offering
Related Party Transaction [Line Items]
Shares issued (in shares)			5,011,200
Seven One Eight Three Four Irrevocable Trust (affiliate of Murat Kalayoglu, MD, Ph.D.) | Related Party | November 2023 Private Placement
Related Party Transaction [Line Items]
Shares issued (in shares)				619.627
Total aggregate purchase price				$ 250,000